Net Loss Per Share (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share
Net loss attributable to shareholders of the Company	¥ (582,181)	¥ (355,066)	¥ 115,404	¥ 148,965	¥ (990,731)
Weighted average common shares outstanding	4,910,426	4,882,500	4,882,501	4,877,405	4,877,405
Effect of dilutive instruments:
Weighted average common shares for diluted computation	4,910,426	4,882,500	5,166,653	5,470,655	4,877,405
Basic	¥ (118.56)	¥ (72.72)	¥ 23.64	¥ 30.54	¥ (203.13)
Diluted	¥ (118.56)	¥ (72.72)	¥ 22.34	¥ 27.23	¥ (203.13)
Class A Common
Earnings Per Share
Weighted average common shares outstanding	1	1	1	1	1
Effect of dilutive instruments:
Weighted average common shares for diluted computation	1	1	1	1	1
Basic	¥ (118.56)	¥ (72.72)	¥ 23.64	¥ 30.54	¥ (203.13)
Diluted	¥ (118.56)	¥ (72.72)	¥ 22.34	¥ 27.23	¥ (203.13)
Common
Earnings Per Share
Net loss attributable to shareholders of the Company	¥ (582,181)	¥ (355,066)	¥ 115,404	¥ 148,965	¥ (990,731)
Weighted average common shares outstanding	4,910,425	4,882,500	4,882,500	4,877,404	4,877,404
Effect of dilutive instruments:
Stock options	533,300	589,750			599,800
Weighted average common shares for diluted computation	4,910,425	4,882,500	5,166,652	5,470,654	4,877,404
Basic	¥ (118.56)	¥ (72.72)	¥ 23.64	¥ 30.54	¥ (203.13)
Diluted	¥ (118.56)	¥ (72.72)	¥ 22.34	¥ 27.23	¥ (203.13)
Common | Employee Stock Option [Member]
Effect of dilutive instruments:
Stock options			284,152	593,250